Related party transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related party transactions
31.	Related party transactions

a)	Parent and ultimate controlling party

On October 31, 2016, the Company’s former parent company, ChipMOS Bermuda, was merged with and into the Company through a share exchange with the latter being the surviving entity and ChipMOS Bermuda being the dissolved entity. After the Merger, the Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)	Names of related parties and relationship

Name	Relationship
ChipMOS Shanghai	Associate
JMC	Associate

c)	Significant related party transactions

(a)	Subcontracting fee

	2017	2017
	NT$000	US$000
ChipMOS Shanghai	41,183	1,389

There were no subcontracting fee to related parties for the years ended December 31, 2015 and 2016.

(b)	Disposal of property, plant and equipment

	2017
	Selling price		Gain on disposal
	NT$000	US$000	NT$000	US$000
ChipMOS Shanghai	21,982	742	20,240	683

There were no disposal of property, plant, and equipment to related parties for the years ended December 31, 2015 and 2016.

(c)	Acquisition of financial assets

In June 2017, ChipMOS BVI participated in ChipMOS Shanghai’s increase of paid-in capital based on its shareholding amounted to NT$1,373,486 thousand (US$46,339 thousand), please refer to Note 13.

(d)	Patent licensing agreement

In May 2016, the Company and ChipMOS Shanghai entered into a patent licensing agreement. Under the agreement, ChipMOS Shanghai paid the Company a licensing fee in the aggregate total of US$2,500 thousand (amended to US$1,000 thousand in January 2017) which was accounted for as receipts in advance and long-term deferred revenue, and recognized royalty income for 10 years from the effective date. In addition, ChipMOS Shanghai shall pay the Company a running royalty for the foregoing license equivalent to 0.5% of the total revenue from the licensed products. Given that the related production lines of ChipMOS Shanghai have begun its operations in April 2017, the Company recognized royalty income henceforth. The Company recognized receipts in advance and long-term deferred revenue amounted to NT$3,018 thousand (US$102 thousand) and NT$24,898 thousand (US$840 thousand), respectively, as of December 31, 2017 and royalty income amounted to NT$2,828 thousand (US$96 thousand) for the nine months then ended.

In October 2011, ChipMOS Bermuda and ChipMOS Shanghai entered into a patent licensing agreement which has a term of 10 years starting from August 1, 2012. Under the agreement, ChipMOS Shanghai will pay ChipMOS Bermuda a royalty in the aggregate total of RMB 27,400 thousand, which was accounted as receipts in advance and payable in 40 quarterly installments of RMB 685 thousand. The rights and obligations of this agreement have been transferred to the Company on October 31, 2016. In March 2017, ChipMOS Shanghai was derecognized from the consolidated financial statements and recorded as “Investment in associates”, therefore, royalty income for the three months ended March 31, 2017 were eliminated on a consolidated basis. The Company recognized receipts in advance amounted to NT$1,039 thousand (US$35 thousand) as of December 31, 2017 and royalty income amounted to NT$9,170 thousand (US$309 thousand) for the year then ended.

d)	Key management personnel compensation

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Short-term employee benefits	217,091	152,319	188,105	6,346
Post-employment compensation	2,249	3,335	5,622	190
Share-based payments	100,280	109,255	18,736	632

	319,620	264,909	212,463	7,168